Statement of Cash Flows - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (3,947)			$ (163,173)
Changes in operating assets and liabilities
Accrued expenses and other current liabilities				20,000
Net cash provided by operating activities	(3,947)			(143,173)
CASH FLOWS FROM FINANCING ACTIVITIES:
Amounts due to a related party	3,947			143,173
Net cash provided by/(used in) financing activities	3,947			143,173
Net increase/ (decrease) in cash and cash equivalents and restricted cash
Cash and cash equivalents and restricted cash, at beginning of year
Cash and cash equivalents and restricted cash, at end of year
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION
General and administrative expenses paid by a related party	3,947			143,173
Titan Pharmaceuticals Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		$ (2,055,000)	$ (3,916,000)		$ (4,706,000)		$ (5,569,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment			5,000		5,000		112,000
Gain on sale of assets							(1,755,000)
Stock-based compensation							1,013,000
Amortization of restricted stock							25,000
Other			(2,000)		(2,000)		(2,000)
Changes in operating assets and liabilities
Accounts receivable, net			8,000		46,000		(10,000)
Notes receivable			1,000,000		1,000,000
Prepaid expenses and other current assets		(65,000)	48,000		169,000		177,000
Accounts payable		58,000	23,000		(145,000)		(476,000)
Other accrued liabilities		(239,000)	(514,000)		(235,000)		(423,000)
Deferred grant revenue			(12,000)		(12,000)		(184,000)
Net cash provided by operating activities		(2,301,000)	(3,360,000)		(3,880,000)		(7,092,000)
CASH FLOWS FROM INVESTING ACTIVITY:
Cash proceeds from sale of assets							734,000
Purchase of property and equipment		(5,000)					(2,000)
Net cash used in investing activity		(5,000)					732,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of preferred stock		1,600,000					9,500,000
Payments on behalf of related party		(170,000)	(14,000)		(62,000)
Proceeds from short-term loans							750,000
Payments on short-term loans							(250,000)
Net cash provided by/(used in) financing activities		1,430,000	(14,000)		(62,000)		10,000,000
Effect of exchange rate changes
Net increase/ (decrease) in cash and cash equivalents and restricted cash		(876,000)	(3,374,000)		(3,942,000)		3,640,000
Cash and cash equivalents and restricted cash, at beginning of year		2,831,000	6,773,000		6,773,000		3,133,000
Cash and cash equivalents and restricted cash, at end of year		1,955,000	3,399,000		2,831,000		6,773,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid			13,000		13,000		21,000
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION
Inventory transferred with sale of assets							106,000
Property and equipment, net, transferred with sale of assets							109,000
Notes receivable received in connection with sale of assets							1,000,000
Note payable converted to common stock					500,000
Note payable to related party converted to common stock			500,000
Other accrued liabilities transferred with sale of assets							236,000
Accrued interest net of tax converted to common stock			4,000		4,000
Other accrued liabilities related to stock-based compensation							310,000
Issuance of common stock upon conversion of preferred stock		2,399,000
Disposal of fully depreciated property and equipment			$ 711,000
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO THE CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents		$ 1,955,000			2,831,000		6,760,000
Restricted cash							13,000
Total cash, cash equivalents and restricted cash					$ 2,831,000		$ 6,773,000
TALENTEC SDN. BHD. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)				209,911		153,227
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment				19,341		257
Allowance (reversal) for credit loss				(861)		19,494
Reversal for credit losses				(861)
Amortization of right-of-use asset				43,408		35,417
Interest expense				13,422		3,578
Other				2,234		(82,896)
Changes in operating assets and liabilities
Accounts receivable, net				139,758		(114,571)
Contract assets				3,556		870
Deferred costs				(184,349)		(55,299)
Prepaid expenses and other current assets				(13,538)		2,999
Lease liability				(43,408)		(36,214)
Accounts payable				124,359		53,089
Contract liabilities				59,848		49,455
Accrued expenses and other current liabilities				22,771		79,252
Net cash provided by operating activities				394,218		191,554
CASH FLOWS FROM INVESTING ACTIVITY:
Purchase of property and equipment				(123,425)		(1,526)
Net cash used in investing activity				(123,425)		(1,526)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock						800,000
Payments on behalf of related party						(143,602)
Repayment of bank overdraft						(127,106)
Proceeds from notes payable						35,072
Repayment of notes payable				(208,467)
Payments on short-term loans						(127,106)
Payment for deferred offering cost				(124,542)
Repayment of long-term borrowings				(84,196)		(119,594)
Proceeds of loans provided by a related party						111,690
Repayment of loans provided by a related party						(143,602)
Net cash provided by/(used in) financing activities				(417,205)		556,460
Effect of exchange rate changes				96,313		(60,531)
Net increase/ (decrease) in cash and cash equivalents and restricted cash				(50,099)		685,957
Cash and cash equivalents and restricted cash, at beginning of year				1,234,030		548,073
Cash and cash equivalents and restricted cash, at end of year	1,234,030			1,183,931		1,234,030
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income tax paid
Interest paid				14,983		21,004
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION
Lease liability arising from obtaining right-of-use asset				191,619
Reclassification from due to a related party to accrued expenses and other current liabilities (refer to note 12)				377,317
Payment of professional fees by a related party						355,450
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO THE CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	684,497			575,111		684,497
Restricted cash	549,533			608,820		549,533
Total cash, cash equivalents and restricted cash	$ 1,234,030			$ 1,183,931		$ 1,234,030